Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000055529 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%	[1],[2]
C000055529 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1],[3]
C000055529 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1],[3]
C000055529 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1],[3]
C000055529 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1],[3]
C000055529 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1],[3]
C000055529 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[1],[3]
C000055529 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1],[3]
C000055529 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1],[3]
C000055529 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000055529 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000055529 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000055529 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000055529 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000055529 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000055529 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000055529 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000055529 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000055529 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000069477 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%	[4],[5]
C000069477 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4],[6]
C000069477 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[4],[6]
C000069477 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[4],[6]
C000069477 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[4],[6]
C000069477 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[4],[6]
C000069477 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000069477 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000069477 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000069477 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%	[4]
C000069477 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%	[4]
C000069477 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	7.90%	[4]
C000069477 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%	[4]
C000069477 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000069477 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.30%	[4]
C000069477 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%	[4]
C000069478 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%	[7],[8]
C000069478 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[7],[9]
C000069478 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[7],[9]
C000069478 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[7],[9]
C000069478 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[7],[9]
C000069478 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[7],[9]
C000069478 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000069478 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%	[7]
C000069478 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.00%	[7]
C000069478 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.40%	[7]
C000069478 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%	[7]
C000069478 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000069478 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%	[7]
C000069478 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000069478 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000069478 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000102031 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%	[10]
C000102031 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[10]
C000102031 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[10],[11]
C000102031 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[10],[11]
C000102031 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10],[11]
C000102031 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[10],[11]
C000102031 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%	[10],[11]
C000102031 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[10],[11]
C000110079 [Member] | More than 40 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[12]
C000110079 [Member] | Thirty Five To 40 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[12]
C000110079 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[12]
C000110079 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[12]
C000110079 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000110079 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[12]
C000110079 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110079 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110079 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[12]
C000110079 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110079 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[12],[13]
C000110079 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%	[12],[13]
C000110079 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[12],[13]
C000110079 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[12],[13]
C000110080 [Member] | Government National Mortgage Association 2 00 02 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000110080 [Member] | Government National Mortgage Association 5 50 10 20 55 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[14]
C000110080 [Member] | Government National Mortgage Association 2 00 12 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[14]
C000110080 [Member] | Government National Mortgage Association 5 00 05 20 53 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[14]
C000110080 [Member] | Government National Mortgage Association 5 00 05 20 56 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[14]
C000110080 [Member] | Government National Mortgage Association 5 00 11 20 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[14]
C000110080 [Member] | Government National Mortgage Association 5 50 04 20 53 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[14]
C000110080 [Member] | Government National Mortgage Association 2 50 07 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[14]
C000110080 [Member] | Government National Mortgage Association 2 00 02 20 52 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[14]
C000110080 [Member] | Government National Mortgage Association 4 50 05 20 56 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000110080 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[14]
C000110080 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	62.80%	[14]
C000110080 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[14]
C000110080 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[14]
C000110080 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000110080 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[14]
C000110081 [Member] | AbbVie Inc 3 20 11 21 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000110081 [Member] | Anheuser Busch Cos LLC Anheuser Busch InBev Worldwide Inc 4 70 02 01 36 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000110081 [Member] | Pfizer Investment Enterprises Pte Ltd 5 30 05 19 53 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000110081 [Member] | Amazon com Inc 5 80 03 13 56 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000110081 [Member] | Meta Platforms Inc 4 88 11 15 35 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000110081 [Member] | Meta Platforms Inc 5 63 11 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000110081 [Member] | Broadcom Inc 3 14 11 15 35 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000110081 [Member] | Anheuser Busch Cos LLC Anheuser Busch InBev Worldwide Inc 4 90 02 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000110081 [Member] | Broadcom Inc 4 80 10 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[15]
C000110081 [Member] | Broadcom Inc 4 90 07 15 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[15]
C000110081 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[15]
C000110081 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[15]
C000110081 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[15]
C000110081 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[15]
C000110081 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%	[15]
C000119711 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16],[17]
C000119711 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16],[17]
C000119711 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[16],[17]
C000119711 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16],[17],[18]
C000119711 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[16],[17]
C000119711 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[16],[17]
C000119711 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[16],[17]
C000119711 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[16],[17]
C000119711 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[16],[17]
C000119711 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	57.80%	[16],[17]
C000119711 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[17]
C000119711 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%	[17]
C000119711 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17],[18]
C000119711 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[17]
C000119711 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[17]
C000119711 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[17]
C000119711 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000119711 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17],[18]
C000131291 [Member] | Six To 7 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[19]
C000131291 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[19]
C000131291 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[19]
C000131291 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[19]
C000131291 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[19]
C000131291 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[19]
C000131291 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[19]
C000131291 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19],[20]
C000131291 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[19],[20]
C000131291 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[19],[20]
C000131291 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[19],[20]
C000131291 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%	[19],[20]
C000131291 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19],[20]
C000131292 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[21]
C000131292 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	83.00%	[21]
C000131292 [Member] | Zero To 1 Years [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[21]
C000131292 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[21],[22]
C000131292 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[21],[22]
C000131292 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[21],[22]
C000131292 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[21],[22]
C000131292 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%	[21],[22]
C000131292 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[21],[22]
C000137225 [Member] | U S Treasury Notes 3 75 04 30 28 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[23]
C000137225 [Member] | U S Treasury Notes 3 80 07 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[23]
C000137225 [Member] | U S Treasury Notes 3 74 01 31 28 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[23]
C000137225 [Member] | U S Treasury Notes 3 83 07 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[23]
C000137225 [Member] | U S Treasury Notes 3 74 01 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[23]
C000137225 [Member] | U S Treasury Notes 3 80 04 30 27 [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[23]
C000137225 [Member] | U S Treasury Notes 3 83 10 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[23]
C000137225 [Member] | U S Treasury Notes 3 85 10 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[23]
C000137225 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%	[23]
C000137225 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[23]
C000153287 [Member] | Western Digital Corp 3 00 11 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[24]
C000153287 [Member] | Alibaba Group Holding Ltd 0 50 06 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[24]
C000153287 [Member] | Lumentum Holdings Inc 0 38 03 15 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[24]
C000153287 [Member] | Lumentum Holdings Inc 0 50 06 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[24]
C000153287 [Member] | CoreWeave Inc 1 75 10 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[24]
C000153287 [Member] | CoreWeave Inc 1 75 12 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[24]
C000153287 [Member] | GameStop Corp 06 15 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[24]
C000153287 [Member] | Nebius Group NV 1 25 03 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[24]
C000153287 [Member] | Seagate HDD Cayman 3 50 06 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[24]
C000153287 [Member] | Bloom Energy Corp 11 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[24]
C000153287 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[24]
C000153287 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[24]
C000153287 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%	[24]
C000153287 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[24]
C000161648 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[25],[26]
C000161648 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[25]
C000161648 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.10%	[25]
C000161648 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%	[25]
C000161648 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.50%	[25]
C000161648 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%	[25]
C000161648 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%	[25]
C000161648 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.10%	[25]
C000161648 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%	[25]
C000161648 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.10%	[25]
C000161648 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.30%	[25]
C000161648 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	81.30%	[25]
C000161648 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[25]
C000170245 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%	[27]
C000170245 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[27]
C000170245 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[27]
C000170245 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[27]
C000170245 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%	[27]
C000170245 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[27]
C000170245 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[27],[28]
C000170245 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[27],[28]
C000170245 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[27],[28]
C000170245 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[27],[28]
C000170245 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	59.70%	[27],[28]
C000170245 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[27],[28]
C000170247 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[29]
C000170247 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[29]
C000170247 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[29]
C000170247 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%	[29]
C000170247 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[29]
C000170247 [Member] | Fifteen To Twenty Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[29]
C000170247 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[29],[30]
C000170247 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[29],[30]
C000170247 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[29],[30]
C000170247 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[29],[30]
C000170247 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	66.40%	[29],[30]
C000170247 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[29],[30]
C000173141 [Member] | AbbVie Inc 2 95 11 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[31]
C000173141 [Member] | Microsoft Corp 2 40 08 08 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[31]
C000173141 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 2 45 10 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000173141 [Member] | Morgan Stanley 3 13 07 27 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000173141 [Member] | Citigroup Inc 3 20 10 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000173141 [Member] | Wells Fargo And Co 3 00 10 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000173141 [Member] | Oracle Corp 2 65 07 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000173141 [Member] | JPMorgan Chase And Co 2 95 10 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000173141 [Member] | Goldman Sachs Group Inc The 3 50 11 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000173141 [Member] | JPMorgan Chase Bank N A 5 11 12 08 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000173141 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[32]
C000173141 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000173141 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[32]
C000173141 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%	[32]
C000173141 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%	[32]
C000173141 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[32]
C000173141 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[32]
C000191091 [Member] | Wells Fargo And Co 4 30 07 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[33]
C000191091 [Member] | Alibaba Group Holding Ltd 3 40 12 06 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[33]
C000191091 [Member] | Meta Platforms Inc 3 50 08 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[33]
C000191091 [Member] | Oracle Corp 3 25 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[33]
C000191091 [Member] | Goldman Sachs Group Inc The 3 85 01 26 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[33]
C000191091 [Member] | Morgan Stanley 3 63 01 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[33]
C000191091 [Member] | Amazon com Inc 3 15 08 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[33]
C000191091 [Member] | Citigroup Inc 4 45 09 29 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[33]
C000191091 [Member] | Microsoft Corp 3 30 02 06 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[33]
C000191091 [Member] | T Mobile USA Inc 3 75 04 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[33]
C000191091 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[34]
C000191091 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[34]
C000191091 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[34]
C000191091 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%	[34]
C000191091 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[34]
C000191091 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[34]
C000191091 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000194633 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[35]
C000194633 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[35]
C000194633 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[35]
C000194633 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[35]
C000194633 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	58.90%	[35]
C000194633 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[35]
C000194633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[35],[36]
C000194633 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[35],[36]
C000194633 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[35],[36]
C000194633 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[35],[36]
C000194633 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%	[35],[36]
C000194633 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[35],[36]
C000196720 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[37]
C000196720 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[37]
C000196720 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[37]
C000196720 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[37]
C000196720 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%	[37]
C000196720 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[37],[38]
C000196720 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[37],[38]
C000196720 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[37],[38]
C000196720 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[37],[38]
C000196720 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[37],[38]
C000196720 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[37],[38]
C000196720 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[37],[38]
C000196720 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[37],[38]
C000196720 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%	[37],[38]
C000204503 [Member] | CVS Health Corp 4 30 03 25 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[39]
C000204503 [Member] | Pfizer Investment Enterprises Pte Ltd 4 45 05 19 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[39]
C000204503 [Member] | Amgen Inc 5 15 03 02 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[39]
C000204503 [Member] | Cigna Group The 4 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[39]
C000204503 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 00 10 29 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[39]
C000204503 [Member] | Salesforce Inc 4 50 03 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000204503 [Member] | RTX Corp 4 13 11 16 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000204503 [Member] | Morgan Stanley 3 59 07 22 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000204503 [Member] | Comcast Corp 4 15 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000204503 [Member] | Verizon Communications Inc 4 33 09 21 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000204503 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[40]
C000204503 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[40]
C000204503 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[40]
C000204503 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%	[40]
C000204503 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[40]
C000204503 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[40]
C000204503 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[40]
C000204721 [Member] | Centene Corp 4 63 12 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[41]
C000204721 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[41]
C000204721 [Member] | Venture Global LNG Inc 9 50 02 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[41]
C000204721 [Member] | Nexstar Media Inc 6 50 09 15 33 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[41]
C000204721 [Member] | WULF Compute LLC 7 75 10 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[41]
C000204721 [Member] | Asurion LLC Asurion Co Issuer Inc 8 00 12 31 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[41]
C000204721 [Member] | SV RNO Property Owner 1 LLC 5 88 03 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[41]
C000204721 [Member] | Cloud Software Group Inc 6 50 03 31 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[41]
C000204721 [Member] | Quikrete Holdings Inc 6 38 03 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[41]
C000204721 [Member] | Meridian Arc Holdco LLC 6 25 04 30 31 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[41]
C000204721 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%	[41]
C000204721 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[41]
C000204721 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[41]
C000204721 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[41]
C000204721 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%	[41]
C000204721 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[41]
C000205645 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[42]
C000205645 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[42]
C000205645 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[42]
C000205645 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[42]
C000205645 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[42]
C000205645 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[42]
C000205645 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[42],[43]
C000205645 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[42],[43]
C000205645 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[42],[43]
C000205645 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[42],[43]
C000205645 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[42],[43]
C000205645 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[42],[43]
C000214263 [Member] | AbbVie Inc 3 20 11 21 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[44]
C000214263 [Member] | Sumitomo Mitsui Financial Group Inc 3 04 07 16 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000214263 [Member] | Amazon com Inc 4 00 03 13 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000214263 [Member] | Fiserv Inc 3 50 07 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000214263 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000214263 [Member] | Oracle Corp 4 55 02 04 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000214263 [Member] | AT And T Inc 4 35 03 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000214263 [Member] | International Business Machines Corp 3 50 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000214263 [Member] | Verizon Communications Inc 4 02 12 03 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000214263 [Member] | Salesforce Inc 4 65 03 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000214263 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[45]
C000214263 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[45]
C000214263 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[45]
C000214263 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%	[45]
C000214263 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[45]
C000214263 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[45]
C000214263 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[45]
C000219751 [Member] | T Mobile USA Inc 3 88 04 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[46]
C000219751 [Member] | Boeing Co The 5 15 05 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[46]
C000219751 [Member] | Deutsche Telekom International Finance BV 8 75 06 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[46]
C000219751 [Member] | Meta Platforms Inc 4 20 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000219751 [Member] | British Telecommunications PLC 9 63 12 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000219751 [Member] | Pacific Gas and Electric Co 4 55 07 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000219751 [Member] | Pfizer Investment Enterprises Pte Ltd 4 65 05 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000219751 [Member] | AT And T Inc 4 30 02 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000219751 [Member] | Oracle Corp 2 95 04 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000219751 [Member] | Amgen Inc 5 25 03 02 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000219751 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000219751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[47]
C000219751 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[47]
C000219751 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%	[47]
C000219751 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%	[47]
C000219751 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[47]
C000219751 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[47]
C000222633 [Member] | SLM Corp 3 13 11 02 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[48]
C000222633 [Member] | Travel and Leisure Co 6 63 07 31 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[48]
C000222633 [Member] | Block Inc 2 75 06 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[48]
C000222633 [Member] | Sirius XM Radio LLC 3 13 09 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[48]
C000222633 [Member] | RLJ Lodging Trust 3 75 07 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[48]
C000222633 [Member] | Air Canada 3 88 08 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[48]
C000222633 [Member] | Buckeye Partners LP 3 95 12 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000222633 [Member] | Rocket Mortgage LLC Rocket Mortgage Co Issuer Inc 2 88 10 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000222633 [Member] | FMC Corp 3 20 10 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[48]
C000222633 [Member] | IQVIA Inc 5 00 10 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[48]
C000222633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[49]
C000222633 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[49]
C000222633 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[49]
C000222633 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[49]
C000222633 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[49]
C000222633 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[49]
C000222633 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[49]
C000222633 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[49]
C000228040 [Member] | Amazoncom Inc 4 25 03 13 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000228040 [Member] | Oracle Corp 4 95 02 04 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000228040 [Member] | Verizon Communications Inc 2 55 03 21 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000228040 [Member] | Meta Platforms Inc 4 55 05 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000228040 [Member] | Salesforce Inc 4 90 09 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000228040 [Member] | Oracle Corp 2 88 03 25 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | Orange SA 9 00 03 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | Abbott Laboratories 4 00 03 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | ATAndT Inc 2 75 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | Amazoncom Inc 2 10 05 12 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000228040 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000228040 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[51]
C000228040 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[51]
C000228040 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%	[51]
C000228040 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[51]
C000228040 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[51]
C000228465 [Member] | Centene Corp 4 25 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000228465 [Member] | Icahn Enterprises LP Icahn Enterprises Finance Corp 5 25 05 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000228465 [Member] | SBA Communications Corp 3 88 02 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[52]
C000228465 [Member] | Sirius XM Radio LLC 5 00 08 01 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[52]
C000228465 [Member] | Tenet Healthcare Corp 5 13 11 01 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[52]
C000228465 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 5 88 08 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[52]
C000228465 [Member] | Rakuten Group Inc 11 25 02 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000228465 [Member] | Nissan Motor Co Ltd 4 35 09 17 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000228465 [Member] | SS And C Technologies Inc 5 50 09 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
C000228465 [Member] | DISH Network Corp 11 75 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
C000228465 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[53]
C000228465 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[53]
C000228465 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[53]
C000228465 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%	[53]
C000228465 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[53]
C000228465 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[53]
C000236812 [Member] | Fifteen To Twenty Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[54],[55]
C000236812 [Member] | Twenty To Twenty Five Years [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[54],[55]
C000236812 [Member] | Twenty Five To Thirty Years [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[54],[55]
C000236812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236812 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000236812 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236812 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[56]
C000236814 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%	[57],[58]
C000236814 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[57],[58]
C000236814 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[57],[58]
C000236814 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%	[57],[58]
C000236814 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[57],[58]
C000236814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236814 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000236814 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000236814 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236816 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[59],[60],[61]
C000236816 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[59],[60],[61]
C000236816 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[59],[60],[61]
C000236816 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%	[59],[60],[61]
C000236816 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%	[59],[60],[61]
C000236816 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[59],[60],[61]
C000236816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236816 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000236816 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236816 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[62]
C000237776 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%	[63],[64]
C000237776 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[63],[65]
C000237776 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[63],[65]
C000237776 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[63],[65]
C000237776 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[63],[65]
C000237776 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[63],[65]
C000237776 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[63],[65]
C000237776 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[63],[65]
C000237776 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[63],[65]
C000237776 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.50%	[63]
C000237776 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.90%	[63]
C000237776 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.40%	[63]
C000237776 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.30%	[63]
C000237776 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.50%	[63]
C000237776 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.20%	[63]
C000237776 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.70%	[63]
C000237776 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.40%	[63]
C000237776 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.90%	[63]
C000237776 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.90%	[63]
C000247831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[66],[67]
C000247831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[66],[67]
C000247831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[66],[67]
C000247831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[66],[67]
C000247831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[66],[67]
C000247831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[66],[67]
C000247831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[66],[67]
C000247831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[66],[67]
C000247831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[66],[67]
C000247831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[66],[67]
C000247831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[66],[67]
C000247831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247831 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000247831 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000247832 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[68],[69]
C000247832 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[68],[69]
C000247832 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[68],[69]
C000247832 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[68],[69]
C000247832 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[68],[69]
C000247832 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[68],[69]
C000247832 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[68],[69]
C000247832 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[68],[69]
C000247832 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[68],[69]
C000247832 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[68],[69]
C000247832 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[68],[69]
C000247832 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247832 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000247832 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000247832 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[70]
C000249959 [Member] | SV RNO Property Owner 1 LLC 5 88 03 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[71]
C000249959 [Member] | Meridian Arc Holdco LLC 6 25 04 30 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[71]
C000249959 [Member] | Panther Escrow Issuer LLC 7 13 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[71]
C000249959 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[71]
C000249959 [Member] | Carvana Co 9 00 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[71]
C000249959 [Member] | Allied Universal Holdco LLC 7 88 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[71]
C000249959 [Member] | UKG Inc 6 88 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[71]
C000249959 [Member] | Venture Global LNG Inc 8 38 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[71]
C000249959 [Member] | Windstream Services LLC Windstream Escrow Finance Corp 8 25 10 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[71]
C000249959 [Member] | Connect Holding II LLC 10 50 04 03 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[71]
C000249959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[72]
C000249959 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[72]
C000249959 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%	[72]
C000249959 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%	[72]
C000249959 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[72]
C000249959 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[72]
C000249960 [Member] | Illinois Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249960 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000249960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[73]
C000249960 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[73]
C000249960 [Member] | Standard & Poor's, BBB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[73]
C000249960 [Member] | Standard & Poor's, A- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[73]
C000249960 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[73]
C000249960 [Member] | Standard & Poor's, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[73]
C000249960 [Member] | Standard & Poor's, AA- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[73]
C000249960 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[73]
C000249960 [Member] | Standard & Poor's, AA+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[73]
C000249960 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[73]
C000249960 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249960 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000249960 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249960 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249960 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249960 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249960 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249960 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249960 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[73]
C000249961 [Member] | Broadcom Inc 3 47 04 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[74]
C000249961 [Member] | AbbVie Inc 5 05 03 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[74]
C000249961 [Member] | ATAndT Inc 5 40 02 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[74]
C000249961 [Member] | Meta Platforms Inc 4 75 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[74]
C000249961 [Member] | Boeing Co The 6 53 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[74]
C000249961 [Member] | Bristol Myers Squibb Co 5 20 02 22 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[74]
C000249961 [Member] | Cisco Systems Inc 5 05 02 26 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[74]
C000249961 [Member] | Kroger Co The 5 00 09 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[74]
C000249961 [Member] | Citibank NA 5 57 04 30 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[74]
C000249961 [Member] | BP Capital Markets America Inc 5 23 11 17 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[74]
C000249961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[75]
C000249961 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[75]
C000249961 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[75]
C000249961 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[75]
C000249961 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[75]
C000249961 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[75]
C000249961 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[75]
C000249962 [Member] | U S Treasury Inflation Indexed Bonds 1 75 01 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%	[76]
C000249962 [Member] | U S Treasury Inflation Indexed Bonds 1 88 07 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%	[76]
C000249962 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%	[77]
C000249962 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[77]
C000250196 [Member] | U S Treasury Notes Bonds 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[78]
C000250196 [Member] | U S Treasury Notes Bonds 4 25 11 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[78]
C000250196 [Member] | U S Treasury Notes Bonds 4 00 02 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[78]
C000250196 [Member] | U S Treasury Notes Bonds 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[78]
C000250196 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%	[79]
C000250196 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[79]
C000250197 [Member] | U S Treasury Notes Bonds 3 38 05 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[80]
C000250197 [Member] | U S Treasury Notes Bonds 3 00 11 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[80]
C000250197 [Member] | U S Treasury Notes Bonds 3 63 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[80]
C000250197 [Member] | U S Treasury Notes Bonds 3 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[80]
C000250197 [Member] | U S Treasury Notes Bonds 4 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[80]
C000250197 [Member] | U S Treasury Notes Bonds 4 50 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[80]
C000250197 [Member] | U S Treasury Notes Bonds 4 63 11 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[80]
C000250197 [Member] | U S Treasury Notes Bonds 4 63 05 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[80]
C000250197 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%	[81]
C000250197 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[81]
C000250199 [Member] | U S Treasury Notes Bonds 4 63 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%	[82]
C000250199 [Member] | U S Treasury Notes Bonds 4 50 11 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[82]
C000250199 [Member] | U S Treasury Notes Bonds 4 25 08 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[82]
C000250199 [Member] | U S Treasury Notes Bonds 4 25 02 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[82]
C000250199 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%	[83]
C000250199 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[83]
C000265184 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%	[84]
C000265184 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[84]
C000265184 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[84]
C000265184 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[84]
C000265184 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[84]
C000265184 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[84],[85]
C000265184 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[84],[85]
C000265184 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[84],[85]
C000265184 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[84],[85]
C000265184 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[84],[85]
C000265184 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[84],[85]

[1]	Excludes money market funds.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes money market funds.
[5]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[6]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Excludes money market funds.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[10]	Excludes money market funds.
[11]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Excludes money market funds.
[13]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[14]	Excludes money market funds.
[15]	Excludes money market funds.
[16]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[17]	Excludes money market funds.
[18]	Rounds to less than 0.1%.
[19]	Excludes money market funds.
[20]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[21]	Excludes money market funds.
[22]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	Excludes money market funds.
[24]	Excludes money market funds.
[25]	Excludes money market funds.
[26]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[27]	Excludes money market funds.
[28]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[29]	Excludes money market funds.
[30]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[31]	Excludes money market funds.
[32]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[33]	Excludes money market funds.
[34]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	Excludes money market funds.
[36]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[37]	Excludes money market funds.
[38]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[39]	Excludes money market funds.
[40]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[41]	Excludes money market funds.
[42]	Excludes money market funds.
[43]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[44]	Excludes money market funds.
[45]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[46]	Excludes money market funds.
[47]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[48]	Excludes money market funds.
[49]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[50]	Excludes money market funds.
[51]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[52]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[53]	Excludes money market funds.
[54]	The underlying fund is iShares 20+ Year Treasury Bond ETF.
[55]	Excludes money market funds.
[56]	Rounds to greater than (0.1)%.
[57]	Excludes money market funds.
[58]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[59]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[60]	Excludes money market funds.
[61]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[62]	Rounds to greater than (0.1)%.
[63]	Excludes money market funds.
[64]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[65]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[66]	Excludes money market funds.
[67]	The underlying fund is iShares Russell 2000 ETF.
[68]	Excludes money market funds.
[69]	The underlying fund is iShares Core S&P 500 ETF.
[70]	Rounds to greater than (0.1)%.
[71]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[72]	Excludes money market funds.
[73]
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[74]	Excludes money market funds.
[75]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[76]	Excludes money market funds.
[77]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[78]	Excludes money market funds.
[79]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[80]	Excludes money market funds.
[81]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[82]	Excludes money market funds.
[83]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[84]	Excludes money market funds.
[85]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.